INCOME TAXES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Bad debt allowance recorded for accounts receivable	$ 299,596	$ 272,557	$ 247,227
Net operating loss carry-forward	152,257	0	0
Less: valuation allowance	(152,257)	0	0
Total	$ 299,596	$ 272,557	$ 247,227